Personnel expenses - Breakdown (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Personnel expenses
Wages and salaries	$ 7,740	$ 7,274	$ 6,300
Social security costs	1,443	1,283	1,105
Service expense related to defined contribution pension plan	410	373	330
Service expense related to defined benefit pension plan	147	157	146
Share-based payments	226	161	283
Bonus and benefits granted to employees	4,017	3,691	3,295
Other staff costs	1,445	1,415	1,289
Total employee benefits expense	$ 15,428	$ 14,354	$ 12,748